Note 2 - BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Note 2 - Basis Of Presentation
BASIS OF PRESENTATION

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The basis of accounting differs from that used in the statutory financial statements of the Company’s subsidiaries and equity investee companies, which are prepared in accordance with the accounting principles generally accepted in their respective countries of incorporation.

        All dollar amounts in the financial statements and in the notes herein are U.S. Dollars (“US$”) unless otherwise designated.